Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 677,473	$ 1,476,850	$ 8,134,211
Accounts receivable, net	157,194	45,022
Inventories	10,439,696	11,181,806	9,607,766
Prepaid and other current assets	458,098	239,864	34,006
Total current assets	11,732,461	12,943,542	17,775,983
Goodwill	1,291,098	1,291,098
Property and equipment, net	460,764	483,878	913,097
Intangible asset, net	9,750	12,000
Right-of-use assets	3,312,207	3,404,983	3,763,295
Deferred tax asset			838,055
Deposit	60,200	60,200	77,686
TOTAL ASSETS	16,866,480	18,195,701	23,368,116
Current liabilities:
Accounts payable	2,220,510	2,494,664	898,445
Accrued expenses	961,500	1,686,598	779,695
Deferred revenue	10,488,363	11,802,825	16,190,861
Lease liability, current	356,942	353,612	314,903
Floor plan payable	660,000	1,212,000
Other payable	1,202,481	1,364,222	1,549,863
Note payable	1,363,806
Total current liabilities	17,253,602	18,913,921	19,733,767
Lease liability, non-current	3,284,728	3,373,571	3,727,183
Convertible notes, net of debt discount	17,238,921	14,085,932	10,654,444
Warrant liabilities, at fair value	43,333	486,559	26,283
Conversion option, at fair value	89,729	313,191	2,724
Total liabilities	37,910,313	37,173,174	34,144,401
Commitments and contingencies (Note 14)
Redeemable preferred stock value	3	1	3
Stockholders’ deficit:
Common stock, value	3,539	3,650	3,187
Additional paid-in capital	3,264,321	2,576,498
Other comprehensive income	(10,453)	(6,696)
Accumulated deficit	(24,301,243)	(21,550,926)	(10,779,475)
Total Stockholders’ Deficit	(21,043,836)	(18,977,474)	(10,776,288)
TOTAL LIABILITIES, REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT	$ 16,866,480	$ 18,195,701	$ 23,368,116